INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2016
Income Taxes Tables
Regional sources of tax losses
	2016	2015	2014
North America	$(1,183,699)	$(813,409)	$(3,141,208)
Outside North America	(568,784)	(527,184)	(716,713)
	$(1,752,483)	$(1,340,593)	$(3,857,921)

Tax losses by year of origin and year of expiry
Year of		Year of		Year of	Outside	Year of
Origin	United States	Expiry	Canada	Expiry	North America	Expiry
1998	212,899	2018
1999	795,878	2019
2000	6,179	2020
2001	292,351	2021
2002	1,017,792	2022
2003	1,189,476	2023
2004	790,108	2024
2005	2,166,634	2025	$732,448	2015
2006	1,764,202	2026	682,619	2016
2007	1,530,976	2027			293,528	2014
2008	1,266,180	2028			99,852	2015
2009	208,940	2029	97,040	2019	78,953	2016
2010	477,350	2030	54,697	2020	27,267	2017
2011	77,922	2031	184,138	2021
2012	38,979	2032	90,950	2022
2013	3,502	2033	123,867	2023	631,107	2020
2014	3,060,847	2034	80,361	2024	716,713	2021
2015	813,409	2035			527,184	2022
2016	1,035,805	2036	147,894	2026	568,784	2023
TOTAL	$16,749,429		$2,194,014		$2,943,388

CONSOLIDATED TAXLOSSES					$21,886,831

Deferred tax assets
	2016	2015	2014
Deferred tax assets:
North America	$6,047,290	$5,874,417	$5,846,486
Outside North America	370,658	297,184	232,634
Sub-total	6,417,948	6,171,601	6,079,120
Less Valuation allowance	(6,417,948)	(6,171,601)	(6,079,120)
Net deferred tax assets	-	-	-

Consolidated effective tax (benefit) rate
	2016	2015	2014
Combined Statutory Rates	31.3%	31.3%	31.3%
Non-deductible expenses	(9)	(9)	(9)
Change in valuation allowance	(22.3)	(22.3)	(22.3)
Effective tax rate	0%	0%	0%